Other Current Liabilities	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Other Current Liabilities

Note 7. Accrued Expenses and Other Liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31,	December 31,
	2026	2025
Customer deposits	$21,477	$15,426
Professional fees	1,156	-
Accrued bonus	413	248
Taxes	6	6
Other	429	981
Total accrued expenses and other liabilities, current	$23,481	$16,661
Customer deposits	19,614	-
Total accrued expenses and other liabilities, non-current	$19,614	$-

Note 7. Other Current Liabilities

Other current liabilities consisted of the following:

	December 31,
	2025	2024
Customer deposits	$15,426	$424
Accrued bonus	248	122
Taxes	6	-
Other	981	-
Total other current liabilities	$16,661	$546